INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 1,027,644	$ 791,758
Deferred					(187,264)	(274,031)
State
Change in valuation allowance					187,264	274,031
Income tax provision	$ 122,233	$ 179,326	$ 406,071	$ 952,909	$ 1,027,644	$ 791,758